Debt: - Credit Facilities (Details)	Dec. 31, 2018 USD ($) item	Dec. 31, 2017
Line of credit
Debt
Maximum borrowing capacity	$ 1,610,000,000
Number of separate facilities | item	4
Weighted average interest rate on short-term borrowings (as a percent)	2.98%	1.58%
Letter of credit
Debt
Maximum borrowing capacity	$ 760,000,000
Available borrowing capacity	509,000,000
Letters of credit, amount outstanding	251,000,000
Commercial paper
Debt
Line of credit, amount outstanding	$ 436,627,000